Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
12 Property, plant and equipment
Components of the Company's property, plant and equipment are summarized below.

	Cost
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2017	3,919	19	737	37	4,712
Additions	2	—	2	—	4
Disposals / Retirements	(2,160)	—	(43)	—	(2,203)
Impact of foreign exchange rate changes	507	—	94	5	606
At December 31, 2017	2,268	19	790	42	3,119
Additions	1	—	8	—	9
Disposals / Retirements	(758)	—	(137)	—	(895)
Reclassifications	11	(11)	—	—	—
Impact of foreign exchange rate changes	(64)	(1)	(24)	(2)	(91)
At December 31, 2018	1,458	7	637	40	2,142

	Accumulated depreciation
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2017	3,799	2	692	15	4,508
Disposals / Retirements	(2,135)	—	(43)	—	(2,178)
Depreciation expense	50	2	30	18	100
Impact of foreign exchange rate changes	496	—	90	2	588
At December 31, 2017	2,210	4	769	35	3,018
Disposals / Retirements	(752)	—	(137)	—	(889)
Depreciation expense	19	1	14	1	35
Impact of foreign exchange rate changes	(63)	—	(22)	(2)	(87)
At December 31, 2018	1,414	5	624	34	2,077

	Carrying amount
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At December 31, 2017	58	15	21	7	101
At December 31, 2018	44	2	13	6	65

Depreciation of $35 ($100 in 2017 and $112 in 2016) is presented in the consolidated statement of comprehensive income (loss) as follows: $20 ($69 in 2017 and $80 in 2016) in R&D costs, $10 ($10 in 2017 and $11 in 2016) in general and administrative ("G&A") expenses and $5 ($21 in 2017 and $21 in 2016) in selling expenses.